Unaudited Condensed Consolidated Statements of Shareholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2011	$ 935,017	$ 236,843,470	$ (25,856,739)	$ 211,921,748
Balance (in Shares) at Dec. 31, 2011	31,167,211
Net income (loss)			(10,350,649)	(10,350,649)
Rights offering issuance	415,563	14,252,614		14,668,177
Rights offering issuance (in Shares)	13,852,094
Issuance of restricted shares for stock incentive award and share-based compensation		326,496		326,496
Dividends declared (see Note 8)			(2,838,573)	(2,838,573)
Balance at Jun. 30, 2012	1,350,580	251,422,580	(39,045,962)	213,727,199
Balance (in Shares) at Jun. 30, 2012	45,019,305
Balance at Dec. 31, 2012	1,359,588	251,758,459	(43,491,901)	209,626,146
Balance (in Shares) at Dec. 31, 2012	45,319,605
Net income (loss)			(13,500,918)	(13,500,918)
Issuance of restricted shares for stock incentive award and share-based compensation		367,429		367,429
Dividends declared (see Note 8)			(1,378,381)	(1,378,381)
Balance at Jun. 30, 2013	$ 1,359,588	$ 252,125,888	$ (58,371,200)	$ 195,114,276
Balance (in Shares) at Jun. 30, 2013	45,319,605